Term Debt (Tables) - XL Hybrids, Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Schedule of Long-term Debt Instruments
At September 30, 2020 and December 31, 2019, the carrying value of term debt was as follows:

	September 30, 2020	December 31, 2019
Subordinated convertible promissory notes:
Face value of notes	$18,099	$10,000
Accrued interest	1,464	—
Unamortized deferred financing costs	(344)	(898)

Subordinated convertible promissory notes, net	19,219	9,102

Term Loan	2,633	3,100
Unamortized deferred financing costs	(43)	(87)
PPP Loan	1,100	—
Vehicle financing agreements	239	271

Total debt obligations, net of deferred financing costs	3,929	3,284

Less: current portion of debt	2,801	1,435

Debt – net of current portion	1,128	1,849

At December 31, 2019 and 2018, the carrying value of debt was as follows:

	December 31,
	2019	2018
Subordinated convertible promissory notes	$10,000	$—
Unamortized debt discount	(898)	—
Term Loan	3,100	1,000
Unamortized debt discount	(87)	(65)
Revolver	—	2,587
Vehicle financing agreements	271	367

Total debt obligations, net of deferred financing costs	$12,386	$3,889

Schedule of Maturities of Long-term Debt
The following table summarizes the aggregate future contractual maturities of the Company’s outstanding debt, at face value, as of December 31, 2019 over the next 5 years and thereafter:

Year Ended December 31, 2020	$11,494
2021	1,490
2022	374
2023	13

13,371

Less debt discount	(985)

$12,386